Held for Sale and Discontinued Operations - Summary of Income Statement of Discontinued Operations (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021	[2]
Statement 1 [Line Items]
Insurance revenue	€ 10,386	€ 11,251	[1]
Insurance service expenses	(10,226)	(11,097)	[1]
Net expenses on reinsurance held	182	275	[1]
Insurance service result	342	430	[1]
Interest revenue on financial instruments calculated using the effective interest method	599	409
Interest revenue on financial instruments measured at FVPL	826	624
Other investment income	550	411
Impairment (losses) / reversals	(90)	(121)
Net reinsurance finance income / (expenses) on reinsurance held	699	599
Interest expense	(182)	(182)
Net investment result	(139)	329	[1]
Fee and commission income	2,163	2,272	[1]
Other operating expenses	(3,000)	(2,786)	[1]
Other income / (charges)	(57)	341	[1]
Other result	(894)	(173)	[1]
Result before share in profit / (loss) of joint ventures, associates and tax	(691)	585	[1]
Share in profit / (loss) of joint ventures	196	252	[1]
Share in profit / (loss) of associates	103	(11)	[1]
Result before tax	458	242	[2]	€ 1,237
Net result from discontinued operations after remeasurement	(17)	(1,296)	[1]
Insurance Net Investment Result [member]
Statement 1 [Line Items]
Interest revenue on financial instruments measured at FVPL	737	575	[1]
Results from financial transactions	12,302	(29,505)	[1]
Impairment (losses) / reversals	86	95	[1]
Insurance finance income / (expenses)	(17,650)	25,005	[1]
Net reinsurance finance income / (expenses) on reinsurance held	699	599	[1]
Interest expense	(218)	(97)	[1]
Net investment result	(196)	532	[1]
Other Net Investment Result [member]
Statement 1 [Line Items]
Interest revenue on financial instruments measured at FVPL	89	49	[1]
Results from financial transactions	6,929	(10,656)	[1]
Impairment (losses) / reversals	33	43	[1]
Insurance finance income / (expenses)	(7,851)	9,808	[1]
Interest expense	(45)	(3)	[1]
Net investment result	238	(26)	[1]
Financing Net Investment Result [member]
Statement 1 [Line Items]
Interest expense	(182)	(182)	[1]
Net investment result	(182)	(178)	[1]
Discontinued operations [member]
Statement 1 [Line Items]
Insurance revenue	1,400	2,907
Insurance service expenses	(1,327)	(2,703)
Net expenses on reinsurance held	(20)	(15)
Insurance service result	52	189
Net investment result	(414)	145
Fee and commission income	165	311
Other operating expenses	(288)	(474)
Other income / (charges)	96	20
Other result	(28)	(142)
Result before share in profit / (loss) of joint ventures, associates and tax	438	191
Share in profit / (loss) of joint ventures	4	37
Share in profit / (loss) of associates	15	15
Result before tax	458	242
Income tax (expense) / benefit	(62)	(445)
Net result from discontinued operations	396	(203)
Impairment loss on remeasurement of the disposal group	(413)	(1,094)
Net result from discontinued operations after remeasurement	(17)	(1,296)
Discontinued operations [member] | Insurance Net Investment Result [member]
Statement 1 [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	42	4
Interest revenue on financial instruments measured at FVPL	582	1,281
Other investment income	168	263
Results from financial transactions	614	(20,328)
Impairment (losses) / reversals	0	5
Insurance finance income / (expenses)	(1,110)	16,906
Net reinsurance finance income / (expenses) on reinsurance held	(6)	125
Net investment result	289	(1,745)
Discontinued operations [member] | Other Net Investment Result [member]
Statement 1 [Line Items]
Interest revenue on financial instruments calculated using the effective interest method	273	496
Interest revenue on financial instruments measured at FVPL	137	(340)
Other investment income	11	11
Results from financial transactions	(208)	1,638
Impairment (losses) / reversals	3	0
Insurance finance income / (expenses)	(25)	136
Interest expense	(10)	(2)
Net investment result	180	1,939
Discontinued operations [member] | Financing Net Investment Result [member]
Statement 1 [Line Items]
Interest charges	(55)	(49)
Net investment result	€ (55)	€ (49)

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.
[2]	Comparatives for 2022 have been restated due to the initial application of IFRS 9 and IFRS 17. Comparatives for 2021 have not been restated due to the initial appliocation of IFRS 9 and IFSR 17. Note 2 includes further details on the changes in accounting policies.